Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-09 | Fidelity Advisor Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity Advisor® Strategic Income Fund Class A, Class M, Class C, Class I and Class Z March 1, 2019 Prospectus
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.